Cash and cash equivalents and time deposits	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents and time deposits
Cash and cash equivalents and time deposits
5	Cash and cash equivalents and time deposits

Cash and cash equivalents represent cash on hand, cash held at banks, and short-term deposits placed with banks or other financial institutions, which have original maturities of three months or less.

As of December 31, 2023, the Company had time deposits of US$258 (2022: US$10) with an average original maturity of 91-95 days (2022: 5 months) which are denominated in US$ (2022: same).

Cash and cash equivalents and time deposits as of December 31, 2022 and 2023 primarily consist of the following currencies:

	As of December 31,
	2022		2023
	Amount in	US$	Amount in	US$
	thousand	equivalent	thousand	equivalent
RMB	378,033	54,632	257,468	35,879
HK$	77,960	10,059	52,602	6,787
US$	17,323	17,323	6,324	6,324
Japanese Yen	11,764	91	235,432	1,519
Singapore dollars	471	345	244	184
New Taiwan dollars	3,066	99	2,829	91
Others	239	215	424	240
		82,764		51,024